Intangible Assets and Goodwill (Details Narrative) - LendingClub Corp [Member] - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Weighted-average amortization period for total intangibles					13 years 9 months
Amortization expense					$ 4,800	$ 5,300	$ 3,900
Goodwill impairment	$ 0	$ 1,650	$ 35,400	$ 0	$ 37,050
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, amortized period					14 years